Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	1,617	15,785	2,223
Less: allowance for doubtful accounts	-	(37)	(5)
	1,617	15,748	2,218

As of December 31, 2022 and 2023, all accounts receivable were due from third-party customers. There is nil and RMB37 (US$5) allowance for doubtful accounts recognized as of the years ended December 31, 2022 and 2023, respectively.